LEBENTHAL LISANTI SMALL CAP GROWTH FUND (the "Fund")

Supplement dated January 31, 2017 to the Prospectus dated May 1, 2016

All references in the Prospectus to the business address of Lebenthal Lisanti Capital Growth, LLC are hereby replaced with 410 Park Avenue, Suite 610, New York, NY 10022.

* * *

For more information, please contact a Fund customer service representative toll free at
 (800) 441-7031.

PLEASE RETAIN FOR FUTURE REFERENCE.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND (the "Fund")

Supplement dated January 31, 2017 to the Statement of Additional Information ("SAI") dated May 1, 2016, as supplemented

All references in the SAI to the business address of Lebenthal Lisanti Capital Growth, LLC are hereby replaced with 410 Park Avenue, Suite 610, New York, NY 10022.

* * *

For more information, please contact a Fund customer service representative toll free at
 (800) 441-7031.

PLEASE RETAIN FOR FUTURE REFERENCE.